Leases - Schedule of Future Minimum Lease Payments (Detail) $ in Millions	Dec. 31, 2014 USD ($)
Leases [Abstract]
2015	$ 5.8
2016	5.2
2017	4.3
2018	3.9
2019	3.4
Thereafter	20.6
Total	$ 43.2